Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Composition Of The Loan Portfolio By Class Of Loan

	December 31, 2011			December 31, 2010
		Accrued			Accrued
	Loan	interest	Recorded	Loan	interest	Recorded
(In thousands)	balance	receivable	investment	balance	receivable	investment

Commercial, financial and agricultural *	$743,797	$3,121	$746,918	$737,902	$2,886	$740,788

Commercial real estate *	1,108,574	4,235	1,112,809	1,226,616	4,804	1,231,420
Construction real estate:
Vision commercial land and development *	31,603	31	31,634	171,334	282	171,616
Remaining commercial	156,053	394	156,447	195,693	622	196,315
Mortgage	20,039	64	20,103	26,326	95	26,421
Installment	9,851	61	9,912	13,127	54	13,181
Residential real estate
Commercial	395,824	1,105	396,929	464,903	1,403	466,306
Mortgage	953,758	1,522	955,280	906,648	2,789	909,437
HELOC	227,682	942	228,624	260,463	1,014	261,477
Installment	51,354	236	51,590	60,195	255	60,450
Consumer	616,505	2,930	619,435	666,871	3,245	670,116
Leases	2,059	43	2,102	2,607	56	2,663
Total loans	$4,317,099	$14,684	$4,331,783	$4,732,685	$17,505	$4,750,190

* Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Recorded Investment In Nonaccrual, Restructured And Loans Past Due 90 Days Or More And Accruing

	December 31, 2011
(In thousands)	Nonaccrual loans	Accruing restructured loans	Loans past due 90 days or more and accruing	Total nonperforming loans
Commercial, financial and agricultural	$37,797	$2,848	$-	$40,645
Commercial real estate	43,704	8,274	-	51,978
Construction real estate:
Vision commercial land and development	25,761	-	-	25,761
Remaining commercial	14,021	11,891	-	25,912
Mortgage	66	-	-	66
Installment	30	-	-	30
Residential real estate
Commercial	43,461	815	-	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	-	-	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	-	893	2,769
Leases	-	-	-	-
Total loans	$195,106	$28,683	$3,561	$227,350

	December 31, 2010
		Accruing	Loans past due 90	Total
		restructured	days or more and	nonperforming
(In thousands)	Nonaccrual loans	loans	accruing	loans
Commercial, financial and agricultural	$19,276	$-	$-	$19,276
Commercial real estate	57,941	-	20	57,961
Construction real estate:
Vision commercial land and development	87,424	-	-	87,424
Remaining commercial	27,080	-	-	27,080
Mortgage	354	-	-	354
Installment	417	-	13	430
Residential real estate
Commercial	60,227	-	-	60,227
Mortgage	32,479	-	2,175	34,654
HELOC	964	-	149	1,113
Installment	1,195	-	277	1,472
Consumer	1,911	-	1,059	2,970
Leases	-	-	-	-
Total loans	$289,268	$-	$3,693	$292,961

Loans Individually And Collectively Evaluated For Impairment

	December 31, 2011			December 31, 2010

(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$40,645	$40,621	$24	$19,276	$19,205	$71
Commercial real estate	51,978	51,978	-	57,941	57,930	11
Construction real estate:
Vision commercial land and development	25,761	24,328	1,433	87,424	86,491	933
Remaining commercial	25,912	25,912	-	27,080	27,080	-
Mortgage	66	-	66	354	-	354
Installment	30	-	30	417	-	417
Residential real estate:
Commercial	44,276	44,276	-	60,227	60,227	-
Mortgage	29,958	-	29,958	32,479	-	32,479
HELOC	1,412	-	1,412	964	-	964
Installment	1,875	-	1,875	1,195	-	1,195
Consumer	1,876	20	1,856	1,911	-	1,911
Leases	-	-	-	-	-	-
Total loans	$223,789	$187,135	$36,654	$289,268	$250,933	$38,335

Loans Individually Evaluated For Impairment By Class Of Loans

	December 31, 2011			December 31, 2010
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated

With no related allowance recorded
Commercial, financial and agricultural	$23,164	$18,098	$-	$9,347	$8,891	$-
Commercial real estate	58,242	41,506	-	21,526	17,170	-
Construction real estate:
Vision commercial land and development	54,032	17,786	-	11,206	7,847	-
Remaining commercial	33,319	18,372	-	12,305	11,743	-
Residential real estate:
Commercial	49,341	38,686	-	46,344	43,031	-
Consumer	-	-	-	-	-	-

With an allowance recorded
Commercial, financial and agricultural	23,719	22,523	5,819	11,801	10,314	3,028
Commercial real estate	12,183	10,472	4,431	44,789	40,760	12,652
Construction real estate:
Vision commercial land and development	20,775	6,542	1,540	103,937	78,644	39,887
Remaining commercial	9,711	7,540	1,874	23,563	15,337	5,425
Residential real estate:
Commercial	6,402	5,590	2,271	19,716	17,196	5,912
Consumer	20	20	-	-	-	-

Total	$290,908	$187,135	$15,935	$304,534	$250,933	$66,904

Average Recorded Investment And Interest Income Recognized On Loans Individually Evaluated For Impairment

		Year ended December 31, 2011
(In thousands)	Recorded investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	-
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1

Total	$187,135	$214,045	$1,592

Aging Of Recorded Investment In Past Due Loans

	December 31, 2011
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	-	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	-	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	-	-	-	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

	December 31, 2010
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$2,247	$15,622	$17,869	$722,919	$740,788
Commercial real estate	9,521	53,269	62,790	1,168,630	1,231,420
Construction real estate:
Vision commercial land and development	2,406	65,130	67,536	104,080	171,616
Remaining commercial	141	19,687	19,828	176,487	196,315
Mortgage	479	148	627	25,794	26,421
Installment	235	399	634	12,547	13,181
Residential real estate
Commercial	3,281	26,845	30,126	436,180	466,306
Mortgage	17,460	24,422	41,882	867,555	909,437
HELOC	1,396	667	2,063	259,414	261,477
Installment	1,018	892	1,910	58,540	60,450
Consumer	11,204	2,465	13,669	656,447	670,116
Leases	5	-	5	2,658	2,663
Total loans	$49,393	$209,546	$258,939	$4,491,251	$4,750,190

Recorded Investment By Loan Grade

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate:	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	-	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	-	-	-	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

	December 31, 2010
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$26,322	$11,447	$19,276	$683,743	$740,788
Commercial real estate:	57,394	26,992	57,941	1,089,093	1,231,420
Construction real estate:
Vision commercial land and development	10,220	7,941	87,424	66,031	171,616
Remaining commercial	14,021	39,062	27,080	116,152	196,315
Residential real estate:
Commercial	29,206	18,117	60,227	358,756	466,306
Leases	-	-	-	2,663	2,663
Total Commercial Loans	$137,163	$103,559	$251,948	$2,316,438	$2,809,108

TDR Number Of Contracts Modified And Recorded Investment

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	56	$24,100
Commercial real estate	23	7,163
Construction real estate:
Vision commercial land and development	12	4,268
Remaining commercial	24	18,602
Mortgage	1	66
Installment	-	-
Residential real estate:
Commercial	30	29,595
Mortgage	37	5,925
HELOC	2	56
Installment	7	221
Consumer	1	18
Leases	-	-
Total loans	193	$90,014

Recorded Investment In Financing Receivable Modified As TDR Within 12 Months

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	19	$3,878
Commercial real estate	5	2,353
Construction real estate:
Vision commercial land and development	5	3,406
Remaining commercial	4	1,277
Mortgage	1	66
Installment	----	---
Residential real estate:
Commercial	10	20,195
Mortgage	7	1,193
HELOC	1	50
Installment	2	44
Consumer	----	---
Leases	----	---
Total loans	54	$32,462